Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Minimum lease payments under capital and operating leases with non-cancelable terms in excess of one year

Minimum lease payments under capital and operating leases with non-cancelable terms in excess of one year as of December 31, 2015, were as follows:

		Operating
(Millions)	Capital Leases	Leases
2016	$11	$234
2017	6	191
2018	4	134
2019	3	86
2020	3	72
After 2020	32	226
Total	$59	$943
Less: Amounts representing interest	5
Present value of future minimum lease payments	54
Less: Current obligations under capital leases	8
Long-term obligations under capital leases	$46